Deferred Tax Assets and Liabilities - Summary of Expiration of Unrecognized Tax Losses (Detail) ₺ in Thousands	Dec. 31, 2017 TRY (₺)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
2018	₺ 8,911
2019	9,394
2020	8,775
2021	4,467
2022	3,506
2023	281
2024	128,314
2025	803,533
Indefinite	1,731,067
Total	₺ 2,698,248